Segment Information - Revenues from exited business (Details) - USD ($) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Revenues from exited business:
Change in fair value of funds withheld embedded derivative	$ 548.8		$ (532.7)		$ (1,326.7)		$ 3,652.8		$ 0.0
Net realized capital gains on funds withheld assets	57.5	[1]	118.8	[1]	161.8	[2]	749.4	[2]
Operating Segments
Revenues from exited business:
Change in fair value of funds withheld embedded derivative	429.9		(532.7)		(1,085.7)		3,652.8
Net realized capital gains on funds withheld assets	66.5		118.8		165.0		749.4
Amortization of reinsurance gain	2.1		2.9		5.9		12.6
Other impacts of reinsured business	(11.4)		(5.7)		(12.7)
Total revenues from exited business	487.1		(416.7)		(927.5)		4,414.8
Reconciling Items
Revenues from exited business:
Change in fair value of funds withheld embedded derivative					(228.0)		767.1
Net realized capital gains on funds withheld assets					34.7		157.4
Total revenues from exited business	$ 487.1		$ (416.7)		$ (927.5)		$ 4,414.8

[1]	Includes realized and unrealized gains (losses). See Note 3, Investments, for further details.
[2]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.